ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

December 31, 2015

Payables to third-party sellers	$17,163,716
Accrued payroll and welfare	1,219,730
Payable for professional fee	858,577
Payables for rental fee	639,753
Others	88,680
Total accrued expenses and other current liabilities	$19,970,456

In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through JMU online platform in a period less than one week without any charges.